Description of Organization and Business Operations (Details) - USD ($)					5 Months Ended		6 Months Ended
		Feb. 07, 2026	Jan. 07, 2026	Dec. 24, 2025	Dec. 31, 2025		Jun. 30, 2026
Description of Organization and Business Operations [Line Items]
Date of incorporation					Jul. 21, 2025		Jul. 21, 2025
Transaction costs					$ 12,502,955		$ 13,402,955
Other offering costs					502,955		502,955
Deferred underwriting fees					8,000,000		8,600,000
Cash underwriting fees					4,000,000		4,300,000
Business combination assets held in trust account					$ 200,000,000		$ 215,000,000
Business combination trust account shares					20,000,000		21,500,000
Proceeds from sale of private placements units					$ 6,119,381		$ 300,000
Fair market value percentage					80.00%		80.00%
Number of shares				1	1		1
Year of inception					July 21, 2025 (date of inception) through December 31, 2025		July 21, 2025 (date of inception) through June 30, 2026
Percentage of redeem public shares					100.00%		100.00%
Founder shares were forfeited		499,950
Business combination agreement dividing amount							$ 2,930,000,000
Business combination agreement per share							$ 10
Transferred founder shares							2,165,950
Percentage of non transferred transaction financing							(50.00%)
Percentage of Remaining Non Transferred Transaction Financing							(50.00%)
Business Combination Agreement [Member]
Description of Organization and Business Operations [Line Items]
Price per share					$ 10		$ 10
Dissolution expenses					$ 100,000		$ 100,000
Redemption of outstanding public shares percentage					100.00%		100.00%
Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Price per share					$ 11.5
Ordinary shares, par value					$ 0.0001		$ 0.0001
Number of shares				1	1		1
Ordinary shares, issued					625,000		655,000
Ordinary shares, outstanding					625,000		655,000
Class A Ordinary Shares [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Price per share					$ 18
Class B Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Ordinary shares, par value	[1]				$ 0.0001	[2]	$ 0.0001
Founder shares were forfeited		499,950
Ordinary shares, issued	[1]				7,665,900	[2]	7,165,950
Ordinary shares, outstanding	[1]				7,665,900	[2]	7,165,950
Extinguished and Converted Shares [Member]
Description of Organization and Business Operations [Line Items]
Ordinary shares, par value							$ 0.0001
Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Units purchased during period				425,000	425,000
Sponsor [Member] | Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Price per share				$ 11.5
Sponsor [Member] | Class B Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Ordinary shares, issued							7,165,950
Ordinary shares, outstanding							7,165,950
Sponsor, Founder and Financing [Member]
Description of Organization and Business Operations [Line Items]
Gross proceeds				$ 200,000,000
Over-allotment option to purchase		1,500,000
The Trust Account [Member]
Description of Organization and Business Operations [Line Items]
Net proceeds			$ 215,000,000	$ 200,000,000
IPO [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued				20,000,000
Price per share				$ 10
IPO [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Price per share					$ 11.5		$ 11.5
IPO [Member] | Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Price per share				0.0001	$ 0.0001		$ 0.0001
IPO [Member] | Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Price per share				$ 10
IPO [Member] | Sponsor, Founder and Financing [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued				20,000,000
IPO [Member] | Sponsor, Founder and Financing [Member] | Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Price per share				$ 0.0001
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Gross proceeds			$ 15,000,000
Aggregate amount			1,500,000
Over-Allotment Option [Member] | Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Dissolution expenses					$ 100,000		$ 100,000
Over-Allotment Option [Member] | Sponsor, Founder and Financing [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued			1,500,000
Gross proceeds			$ 15,000,000
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued			30,000
Price per share			$ 10
Aggregate amount				625,000
Private placement units issued				625,000	625,000
Proceeds from sale of private placements units			$ 300,000	$ 6,250,000
Units purchased during period				200,000	200,000
Private Placement [Member] | Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Proceeds from sale of private placements units				$ 6,250,000
Private Placement [Member] | Sponsor, Founder and Financing [Member]
Description of Organization and Business Operations [Line Items]
Price per share				$ 10
Private Placement [Member] | The Trust Account [Member]
Description of Organization and Business Operations [Line Items]
Price per share			$ 10	10
Public Warrants [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Price per share				$ 11.5	$ 11.5

[1]	The Class B ordinary shares issued and outstanding as of December 31, 2025, includes up to 999,900 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 6). On January 7, 2026, the underwriters purchased an additional 1,500,000 Units pursuant to the partial exercise of the over-allotment option, resulting in 499,950 Class B ordinary shares that were no longer subject to forfeiture. On February 7, 2026, the over-allotment option to purchase the remaining 1,500,000 Units expired, resulting in the forfeiture of 499,950 Class B ordinary shares.
[2]	This number includes up to 999,900 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (Note 6).